Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

5. Financial risk management

The Company has a risk management policy for monitoring and managing the nature and overall position of financial risks and to assess its financial results and impacts on its cash flows. Counterparty credit limits are also reviewed periodically or whenever the Company identifies significant changes in financial risk.

The economic and financial risks reflect the behavior of macroeconomic variables such as interest rates as well as other characteristics of the financial instruments maintained by the Company. These risks are managed through control and monitoring policies, specific strategies, and limits.

a.     Financial risk factors

The Company’s activities expose it to certain financial risks mainly related to market risk, credit risk and liquidity risk. Management and the Group’s Board of Directors monitor such risks in line with their capital management policy objectives.

This Note presents information on the Company’s exposure to each of the risks above, the objectives of the Company, measurement policies, and the Company’s risk and capital management process.

The Company has no derivative transactions.

a. Market risk – cash flow interest rate ris

This risk arises from the possibility that the Company incurs losses because of interest rate fluctuations that increase finance costs related to financing and bonds raised in the market and obligations for acquisitions from third parties payable in installments. The Company continuously monitors market interest rates in order to assess the need to contract financial instruments to hedge against volatility of these rates. Additionally, financial assets also indexed to CDI and IPCA (broad consumer price index) partially mitigate any interest rate exposures. Interest rates contracted are as follows:

	December 31, 2024	December 31, 2023	Interest rate
Bonds
Private Bonds – 9th issuance – series 2	261,634	263,722	CDI + 2.40% p.a.
Private bonds – 10th Issuance – series 2	500,371	-	CDI + 1.35% p.a. and CDI + 1.60% p.a.
Bonds – 1st Issuance – single	-	528,040	CDI + 2.30% p.a.
Lease liabilities	111,373	96,657	IPCA
Accounts payable for business combination	436,600	614,120	100% CDI
	1,309,978	1,502,539

b. Credit risk

Credit risk arises from the potential default of a counterparty on an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables), financial activities that include reverse factoring deposits with banks and other financial institutions, and other contracted financial instruments.

The Company mitigates its exposure to credit risks associated with financial instruments, deposits in banks and short-term investments by investing in prime financial institutions and in accordance with limits previously set in the Company’s policy. See notes 7 and 8.

To mitigate risks associated with trade receivables, the Company adopts a sales policy and an analysis of the financial and equity condition of its counterparties. The sales policy is directly associated with the level of credit risk the Company is willing to accept in the normal course of its business.

The diversification of its receivable’s portfolio, the selectivity of its customers, as well as the monitoring of sales financing terms and individual position limits are procedures adopted to minimize defaults or losses in the realization of trade receivables. Thus, the Company does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Furthermore, the Company reviews the recoverable amount of its trade receivables at the end of each reporting period to ensure that expected credit losses have been recorded. See note 9.

c. Liquidity risk

To cover possible liquidity deficiencies or mismatches between cash and cash equivalents and short-term debt and financial obligations, the Company continues to operate with reverse factoring if this credit line is offered by banks and accepted by Company suppliers. This is the risk of the Company not having enough funds and or bank credit limits to meet its short-term financial commitments, due to mismatching terms in expected receipts and payments.

The Company continuously monitors its cash balance and indebtedness level and implemented measures to allow access to the capital markets, when necessary. It also endeavors to assure they remain within existing credit limits. Management also monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets, liabilities and takes into consideration its debt financing plans, covenant compliance, internal liquidity targets and, if applicable, regulatory requirements.

On June 21, 2024 the Company’s subsidiary Somos Sistemas de Ensino S.A issued R$ 500,000 in private bonds, not convertible into shares, comprised of two series. The bonds aim to strengthen the Company’s capital structure and lengthen the debt maturity profile, whose average term currently is 59 months from the issuance. For more information, see note 14.

The table below presents the maturity of the Company’s financial liabilities.

Financial liabilities by maturity ranges

December 31, 2024	Less than one year	Between one and two years	Over two years	Total
Bonds (note 14)	264,484	-	497,521	762,005
Lease liabilities (note 16)	22,133	34,776	54,464	111,373
Accounts payable for business combination (note 18)	215,237	219,493	1,870	436,600
Suppliers (note 15)	223,425	-	-	223,425
Reverse factoring (note 15)	319,375	-	-	319,375
Other liabilities- related parties (note 20)	30,322	-	-	30,322
	1,074,976	254,269	553,855	1,883,100

Financial liabilities by maturity ranges

The table below reflects the estimated interest rate based on CDI and IPCA for 12 months (10.88% p.a. and 4.83% p.a., respectively), according to contractual rates on December 31,2024. Amounts payable refer to principal and interest based on undiscounted contractual amounts and, therefore, do not reflect the financial position presented as of December 31, 2024:

December 31, 2024	Less than one year	Between one and two years	Over two years	Total
Bonds	293,249	-	551,631	844,880
Lease liabilities	23,202	36,456	57,095	116,753
Accounts payable for business combination	238,646	243,364	2,073	484,083
Suppliers	247,724	-	-	247,724
Reverse factoring	354,110	-	-	354,110
Other liabilities - related parties	33,620	-	-	33,620
	1,190,551	279,820	610,799	2,081,170

Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure of the Company, management can make or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Company monitors capital based on the gearing ratio. This ratio corresponds to the net debt expressed as a percentage of total capitalization. Net debt comprises financial liabilities, less cash and cash equivalents. Total capitalization is calculated as shareholders’ equity as shown in the consolidated balance sheet plus net debt.

The Company’s main capital management objectives are to safeguard its ability to continue as a going concern, optimize returns, allow consistency of operations to other stakeholders, and maintain an optimal capital structure by reducing financial costs and maximizing the returns. In addition, the Company monitors financial leverage adequacy and mitigates risks that may affect the availability of capital for Company development.

	December 31, 2024	December 31, 2023
Net debt (i)	1,798,568	1,906,975
Total shareholder’' equity	4,993,311	4,520,791
Total capitalization (ii)	3,194,743	2,613,816
Gearing ratio - % - (iii)	56%	73%

(i)	Net debt comprises financial liabilities (note 6) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization

Sensitivity analysis

The following table presents the sensitivity analysis of potential losses from financial instruments, according to Management’s assessment of relevant market risks presented above.

A probable scenario (Base scenario) over a 12-month horizon was used, with a projected rate of 10.88% p.a. as per DI Interest Deposit rate (“CDI”), and rate of 4.83% p.a. as per IPCA, reference rates disclosed by B3 S.A. (Brazilian stock exchange). Two further scenarios are presented, respectively, a 20% interest rate growth in scenario I and 40% interest rate growth in scenario II, of the projected rates.

	Index - % per year	Balance as of December 31, 2024	Base scenario	Scenario I	Scenario II
Financial Investments	106% of CDI	82,417	8,964	10,756	12,549
Marketable Securities	103% of CDI	111,313	12,106	14,528	16,949
		193,730	21,070	25,284	29,498
Bonds	100% of CDI + 2.40%p.a. 1.35% p.a. and 1.60% p.a.	(762,005)	(82,875)	(56,981)	(66,478)
Lease liabilities	100% of IPCA	(111,373)	(5,381)	(6,457)	(7,533)
Accounts Payable for Business Combination	100% of CDI	(436,600)	(47,484)	(99,450)	(116,025)
		(1,309,978)	(135,740)	(162,888)	(190,036)
Net exposure		(1,116,248)	(114,670)	(137,604)	(160,538)
Interest rate -% p.a. (CDI)	-	-	10.88%	13.05%	15.23%
Interest rate -% p.a. (IPCA)	-	-	4.83%	5.80%	6.76%
Stressing scenarios	-	-	-	20%	40%